Capital Stock - Additional Information (Details)	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended		12 Months Ended								13 Months Ended
	Dec. 31, 2018 USD ($) shares vote / shares	Dec. 31, 2017 USD ($) shares $ / shares	May 31, 2016 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares vote / shares	Dec. 31, 2018 USD ($) shares vote / shares	Dec. 31, 2018 USD ($) shares vote / shares	Dec. 31, 2018 USD ($) shares vote / shares	Dec. 31, 2017 USD ($) shares director $ / shares		Dec. 31, 2016 USD ($) shares $ / shares		Nov. 30, 2018 $ / shares shares	Feb. 28, 2017 shares	Nov. 30, 2017 shares	Feb. 29, 2016 shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Payment to repurchase and cancel shares | $									$ 75,500,000	$ 19,900,000	[1]	$ 34,300,000	[1]
Employee stock-based compensation expense | $									33,400,000	$ 30,100,000		$ 33,000,000
Number of share options granted in share-based payment arrangement							0			0		0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $									10.92	$ 12.41		$ 10.66
Value of shares purchased | $									$ 22,400,000	$ 16,700,000		$ 18,200,000
Number of resigned directors | director										2
Options
Disclosure of classes of share capital [line items]
Expiration period						10 years
Vesting period						4 years
PSUs
Disclosure of classes of share capital [line items]
Vesting period						3 years
Percentage of shares vested dependent on performance achievements								100.00%
Number of shares granted (in shares)							1,600,000			900,000		1,250,000
Percentage of shares that will vest based on market performance condition and total shareholder return										60.00%		60.00%
Award requisite service period						3 years
Premium used in estimating grant date fair value								106.00%		143.00%		109.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							400,000	0		800,000		1,100,000
Number of shares outstanding (in shares)	3,200,000	2,500,000			3,000,000	3,200,000	3,200,000	3,200,000	3,200,000	2,500,000		3,000,000
Weighted average grant date fair value (in dollars per share) | $	$ 11.11	$ 17.18			$ 9.61	$ 11.11	$ 11.11	$ 11.11	$ 11.11	$ 17.18		$ 9.61
RSUs
Disclosure of classes of share capital [line items]
Vesting period						3 years
Number of shares granted (in shares)							2,600,000			1,900,000		2,300,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							1,800,000	0		2,300,000		1,900,000
Number of shares outstanding (in shares)	3,800,000	3,200,000			3,800,000	3,800,000	3,800,000	3,800,000	3,800,000	3,200,000		3,800,000						3,500,000
Weighted average grant date fair value (in dollars per share) | $	$ 10.48	$ 13.05			$ 9.29	$ 10.48	$ 10.48	$ 10.48	$ 10.48	$ 13.05		$ 9.29
DSUs
Disclosure of classes of share capital [line items]
Employee stock-based compensation expense | $									$ 2,000,000	$ 2,200,000		$ 2,100,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)										14,098
Number of shares outstanding (in shares)	1,600,000	1,500,000			1,300,000	1,600,000	1,600,000	1,600,000	1,600,000	1,500,000		1,300,000
Payments to settle DSUs as a result of a director's resignation | $										$ 1,700,000
LTIP
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)							700,000
LTIP | RSUs
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)							0			1,400,000		800,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							900,000			300,000		0
Number of shares outstanding (in shares)	700,000	1,700,000			800,000	700,000	700,000	700,000	700,000	1,700,000		800,000						0
CSUP
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)							2,500,000
CSUP | RSUs
Disclosure of classes of share capital [line items]
Number of shares granted (in shares)							2,600,000			500,000		1,500,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							900,000			2,000,000		1,900,000
Number of shares outstanding (in shares)	3,100,000	1,500,000			3,000,000	3,100,000	3,100,000	3,100,000	3,100,000	1,500,000		3,000,000						3,500,000
Bottom of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements								0.00%
Top of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements								200.00%
Subordinate voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote / shares	1					1	1	1	1
Number of shares issued	117,700,000	123,200,000			121,900,000	117,700,000	117,700,000	117,700,000	117,700,000	123,200,000		121,900,000						124,500,000
Number of shares repurchased and cancelled (in shares)							6,800,000			1,900,000		3,200,000
Number of shares purchased							2,100,000			1,400,000		1,600,000
Value of shares purchased | $									$ 22,400,000	$ 16,700,000		$ 18,200,000
Number of shares acquired and held by broker	1,900,000	800,000			1,400,000	1,900,000	1,900,000	1,900,000	1,900,000	800,000		1,400,000
Value of shares acquired and held by broker | $	$ 20,200,000	$ 8,700,000			$ 15,300,000	$ 20,200,000	$ 20,200,000	$ 20,200,000	$ 20,200,000	$ 8,700,000		$ 15,300,000
Subordinate voting shares | LTIP
Disclosure of classes of share capital [line items]
Number of shares authorized							29,000,000.0
Shares remaining in reserve for issuance	11,100,000					11,100,000	11,100,000	11,100,000	11,100,000
Subordinate voting shares | 2018 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased	9,500,000					9,500,000	9,500,000	9,500,000	9,500,000
Shares repurchased (in shares)	0
Subordinate voting shares | 2017 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased																10,500,000
Payment to repurchase and cancel shares | $		$ 19,900,000		$ 75,500,000
Number of shares repurchased and cancelled (in shares)		1,900,000		6,800,000
Shares repurchased (in shares)		300,000												1,100,000
Subordinate voting shares | 2017 NCIB | Weighted average
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares		$ 10.58		$ 11.10						$ 10.58				$ 11.10
Subordinate voting shares | 2016 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased																	10,500,000
Payment to repurchase and cancel shares | $					$ 34,300,000
Number of shares repurchased and cancelled (in shares)					3,200,000
Shares repurchased (in shares)										0		1,600,000			1,600,000
Subordinate voting shares | 2016 NCIB | Weighted average
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares					$ 10.69							$ 10.69
Subordinate voting shares | Program Share Repurchase, 2016 NCIB
Disclosure of classes of share capital [line items]
Number of shares repurchased and cancelled (in shares)			2,800,000
Authorized amount to be repurchased | $			$ 30,000,000.0
Subordinate voting shares | Program Share Repurchase, 2016 NCIB | Weighted average
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares			$ 10.69
Multiple voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote / shares	25					25	25	25	25
Number of shares issued	18,600,000	18,600,000			18,900,000	18,600,000	18,600,000	18,600,000	18,600,000	18,600,000		18,900,000						18,900,000
Number of shares repurchased and cancelled (in shares)							0			0		0
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued	0					0	0	0	0

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)